Other receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Other receivables

7. Other receivables

The Company's other receivables are comprised of the following:

	December 31, 2021	December 31, 2020
	$	$
Sales tax recoverable	272,212	134,717
ITC Receivable	228,752	-
Other	-	26,625
	500,964	161,342